Document and Entity Information	12 Months Ended
Dec. 31, 2025
Entity Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	SKYWEST, INC.
Entity Central Index Key	0000793733
Amendment Flag	false
SKYWEST, INC. EMPLOYEES' RETIREMENT PLAN
Entity Information [Line Items]
Document Period End Date	Dec. 31, 2025
Entity Tax Identification Number	87-0292166
Amendment Flag	false